Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Parenthetical) (Detail) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal) Of property plant and equipment		$ (1,822,359)	$ (36,353,700)	$ (31,283,154)	$ 21,418,997
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal) Of property plant and equipment	[1]		35,031,541	$ (104,035,887)	$ 65,013,616
Pemex exploration and production [member] | Cash-generating units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal) Of property plant and equipment			$ 65,799,060

[1]	See Note 4 for the correction of error in the impairment of Pemex- Exploration and Production CGUs for 65,799,060.